Common Stock (Details) In Millions, except Share data, unless otherwise specified	0 Months Ended									0 Months Ended		0 Months Ended		0 Months Ended
	Jun. 30, 2014 Restricted stock awards	May 22, 2014 Common stock	May 13, 2014 Common stock	Apr. 24, 2014 Common stock	Jul. 29, 2013 Common stock	Jul. 01, 2013 Common stock	Apr. 25, 2014 Private placement Common stock USD ($)	Apr. 25, 2014 Private placement Common stock USD ($)	Apr. 25, 2014 Private placement Common stock NOK	May 13, 2014 IPO Common stock USD ($)	May 13, 2014 IPO Common stock USD ($)	May 22, 2014 Over allotment Common stock USD ($)	May 22, 2014 Over allotment Common stock USD ($)	Jun. 25, 2014 Prior equity private placement Common stock
Common Stock
Shares issued		245,521	7,105,263	1,412,698	18,644,324	100	1,412,698			7,105,263		245,521		15,528,507
Fair value of common stock (in dollars per share)								$ 18.40	110.00		$ 19.00		$ 19.00
Gross proceeds received from issuance under initial public offering										$ 135.0		$ 4.7
Gross proceeds received							$ 26.0
Shares granted to officers under the equity incentive plan	655,000